IRVINE VENTURE LAW FIRM, LLP
ATTORNEYS AT LAW
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SANTA ANA, CALIFORNIA 92707
TELEPHONE: (949) 660-7700
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April 17, 2009

By EDGAR
Duc Dang, Esq.
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:           Hartman Short Term Income Properties XX, Inc.
  File No. 333-154750

Dear Mr. Dang:

Filed herewith are pages II-4 through II-20 of Part II (the prior performance tables) to the captioned registration statement on Form S-11A that were inadvertently omitted from amendment no. 2 to the Registration Statement filed on March 30, 2009.  The registrant provided those tables to Publicease, its EGDAR filing service, at the time of filing the S-11A on March 30th, but Publicease failed to include those pages through no fault of the Registrant.

Very truly yours, IRVINE VENTURE LAW FIRM, LLP /s/ Michael E. Shaff Michael E. Shaff